SCHEDULE OF STOCK WARRANTS OUTSTANDING TO PURCHASE COMMON STOCK (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Warrant March 2021 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant, issuance date	Mar. 29, 2021	Mar. 29, 2021
Warrants and Rights Outstanding, Maturity Date	Mar. 31, 2026	Mar. 31, 2026
Warrant exercise price per share	$ 10.35	$ 10.350
Number of shares of common stock underlying warrants	2,469,156	2,469,156
Warrant March Two Thousand Twenty Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant, issuance date	Mar. 27, 2023
Warrants and Rights Outstanding, Maturity Date	Mar. 26, 2026
Warrant exercise price per share	$ 5.50
Number of shares of common stock underlying warrants	3,294,117
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares of common stock underlying warrants	5,763,273	2,469,156